Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 292,993
Property, plant and equipment	304,958
Additions to property, plant and equipment	66,358	$ 88,032
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	966,882	845,024
Additions	55,745	61,289
Derecognition due to program changes	(504)
Divestments and disposals	(2,012)	(3,227)
Reclassifications	0	0
Remeasurement	(8,363)	(1,095)
Effect of foreign currency exchange differences	(5,015)	50,559
Cancellations	(5,380)	(12,750)
Property, plant and equipment	1,001,353	939,800
Cash-settled additions	26,844	38,296
Additions to property, plant and equipment	66,358	88,032
Amounts payable, related party transactions	39,514	49,736
Additions		61,289
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(673,889)	(307,281)
Divestments and disposals	166	1,546
Depreciation expense	(9,144)	(14,682)
Depreciation expense employee benefits	(2,086)	(1,823)
Effect of foreign currency exchange differences	(373)	(12,080)
Depreciation capitalized into inventory	(17,973)	(9,054)
Cancellations	6,596	9,119
Impairment loss	308	(245,480)
Property, plant and equipment	(696,395)	(579,735)
Buildings and land | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,384
Property, plant and equipment	3,954
Buildings and land | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	53,462
Property, plant and equipment	45,946
Buildings and land | Acquisition cost | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9,449	10,866
Additions	135	213
Derecognition due to program changes	0
Divestments and disposals	(2)	(2,167)
Reclassifications	0	200
Remeasurement	0	0
Effect of foreign currency exchange differences	40	720
Cancellations	0	0
Property, plant and equipment	9,622	9,832
Buildings and land | Acquisition cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	112,195	108,725
Additions	6,808	6,665
Derecognition due to program changes	0
Divestments and disposals	0	0
Reclassifications	0	0
Remeasurement	(8,081)	0
Effect of foreign currency exchange differences	(3,108)	12,410
Cancellations	(3,919)	(10,905)
Property, plant and equipment	103,895	116,895
Buildings and land | Accumulated amortization and impairment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(5,065)	(4,154)
Divestments and disposals	2	741
Depreciation expense	(584)	(1,185)
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(21)	(176)
Depreciation capitalized into inventory	0	0
Cancellations	0	0
Impairment loss	0	0
Property, plant and equipment	(5,668)	(4,774)
Buildings and land | Accumulated amortization and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(58,733)	(38,169)
Divestments and disposals	0	0
Depreciation expense	(6,817)	(10,449)
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	1,827	(4,462)
Depreciation capitalized into inventory	0	0
Cancellations	5,466	7,427
Impairment loss	308	0
Property, plant and equipment	(57,949)	(45,653)
Machinery and equipment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	194,862
Property, plant and equipment	238,703
Machinery and equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,862
Property, plant and equipment	3,589
Machinery and equipment | Acquisition cost | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	607,199	476,162
Additions	32,869	1,519
Derecognition due to program changes	0
Divestments and disposals	(170)	(1,013)
Reclassifications	142,486	1,305
Remeasurement	0	0
Effect of foreign currency exchange differences	(2,758)	15,125
Cancellations	0	0
Property, plant and equipment	779,626	493,098
Machinery and equipment | Acquisition cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	93,043	83,075
Additions	2,794	4,357
Derecognition due to program changes	0
Divestments and disposals	0	0
Reclassifications	0	0
Remeasurement	(282)	(1,095)
Effect of foreign currency exchange differences	(1,885)	6,824
Cancellations	(1,461)	(1,845)
Property, plant and equipment	92,209	91,316
Machinery and equipment | Accumulated amortization and impairment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(412,337)	(142,883)
Divestments and disposals	164	805
Depreciation expense	(1,625)	(2,516)
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(2,696)	(4,826)
Depreciation capitalized into inventory	(17,973)	(7,356)
Cancellations	0	0
Impairment loss	(106,456)	(215,715)
Property, plant and equipment	(540,923)	(372,491)
Machinery and equipment | Accumulated amortization and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(89,181)	(49,375)
Divestments and disposals	0	0
Depreciation expense	(118)	(532)
Depreciation expense employee benefits	(2,086)	(1,823)
Effect of foreign currency exchange differences	1,635	(1,156)
Depreciation capitalized into inventory	0	(1,698)
Cancellations	1,130	1,692
Impairment loss	0	(28,891)
Property, plant and equipment	(88,620)	(81,783)
Assets under construction | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	36,423
Property, plant and equipment	12,766
Assets under construction | Acquisition cost | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	144,996	166,196
Additions	13,139	48,535
Derecognition due to program changes	(504)
Divestments and disposals	(1,840)	(47)
Reclassifications	(142,486)	(1,505)
Remeasurement	0	0
Effect of foreign currency exchange differences	2,696	15,480
Cancellations	0	0
Property, plant and equipment	16,001	228,659
Assets under construction | Accumulated amortization and impairment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(108,573)	(72,700)
Divestments and disposals	0	0
Depreciation expense	0	0
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(1,118)	(1,460)
Depreciation capitalized into inventory	0	0
Cancellations	0	0
Impairment loss	106,456	(874)
Property, plant and equipment	$ (3,235)	$ (75,034)